Summary of Significant Accounting Policies: (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment	$ 48,720
Accumulated depreciation	(613)
Property and equipment, net	$ 48,107	$ 0